Statements Of Financial Condition (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Investments in U.S. Treasury notes - at fair value	$ 77,637,061	$ 99,079,846	$ 81,045,824
Net unrealized appreciation on open futures and forward currency contracts	6,261,451	8,445,476	12,894,380
Due from brokers	8,949,507	8,002,955	6,913,738
Cash denominated in foreign currencies	2,847,634	4,327,157	1,719,017
Total equity in trading accounts	95,695,653	119,855,434	102,572,959
INVESTMENTS IN U.S. TREASURY NOTES - at fair value	275,666,118	368,829,890	634,082,662
CASH AND CASH EQUIVALENTS	24,461,192	8,138,415	42,348,737
ACCRUED INTEREST RECEIVABLE	1,874,430	2,436,662	3,339,577
TOTAL	397,697,393	499,260,401	782,343,935
LIABILITIES:
Subscriptions by Unitholders received in advance	212,500	883,797	3,164,450
Net unrealized depreciation on open futures and forward currency contracts	1,378,115	3,314,912	917,275
Due to Managing Owner	18,090	142,003	137,996
Accrued brokerage and custodial fees	1,837,133	2,427,117	4,005,466
Accrued management fees	48,729	57,790	57,276
Redemptions payable to Unitholders	13,423,045	16,282,107	17,618,625
Redemptions payable to Managing Owner			1,259
Accrued expenses	130,050	171,645	180,897
Cash denominated in foreign currencies	3,384,749	1,267,184	2,122,063
Due to brokers	239,849	1,053,812	951,234
Total liabilities	20,672,260	25,600,367	29,156,541
TRUST CAPITAL:
Total trust capital	377,025,133	473,660,034	753,187,394
TOTAL:	397,697,393	499,260,401	782,343,935
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	8,779,264	9,313,020	9,644,943
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	338,716,031	428,867,469	709,737,394
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	968.75	1,061.34	1,175.07
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	184,095	289,447	240,698
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,110.52	1,191.38	1,261.94
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	27,116,873	33,520,653	32,771,232
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,119.26	1,199.25	1,267.10
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 2,228,870	$ 1,669,445	$ 793,127
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	1,189.77	1,262.11	1,307.09